LEGG MASON FUNDS TRUST

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED OCTOBER 19, 2017

TO THE SUMMARY PROSPECTUSES AND

PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF OCTOBER 19, 2017.

1.	The following disclosure is added to each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund” in the paragraph immediately preceding the fee table:

If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

2.	The following footnote is added to each fund’s Summary Prospectus and Prospectus in the section titled “Purchase and sale of fund shares” with respect to Class I shares and Class IS shares:

Investment minimum initial/additional investment ($)	Class I†	Class IS†
Clients of Eligible Financial Intermediaries	None/None	None/None

†

Individual investors who purchase Class I shares or Class IS shares through a Service Agent acting as agent on behalf of its customers are subject to the initial and subsequent minimums of $1,000/$50. Please contact your Service Agent for more information.

3.	The following disclosure is added to each fund’s Prospectus in the section titled “Choosing a class of shares to buy”:

Individual investors investing through a Service Agent may be eligible to invest in Class I shares or Class IS shares, if such Service Agent is acting solely as an agent on behalf of its customers pursuant to an agreement with Legg Mason Investor Services, LLC (“LMIS”) and such investor’s shares are held in an omnibus account on the books of the fund. Please contact your Service Agent for more information.

Please note that the fund does not charge any front-end load, deferred sales charge or other asset-based fee for sales or distribution of Class I shares and Class IS shares. However, if you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers pursuant to an agreement with LMIS, that Service Agent may charge you a commission in an amount determined and separately disclosed to you by the Service Agent.

Because the fund is not a party to any commission arrangement between you and your Service Agent, any purchases and redemptions of Class I shares or Class IS shares will be made by the fund at the applicable net asset value (before imposition of the sales commission). Any commissions charged by a Service Agent are not reflected in the fees and expenses listed in the fee table or expense example in this Prospectus nor are they reflected in the performance in the bar chart and table in this Prospectus because these commissions are not charged by the fund.

4.	The following footnote is added to Class I shares and Class IS shares in the table in each fund’s Statutory Prospectus in the section titled “Comparing the fund’s classes”:

[2]	A Service Agent may assess its own commission on certain transactions in Class I and Class IS shares in an amount determined and separately disclosed to you by the Service Agent.

5.	The following section replaces in its entirety the section titled “Sales charges — Class I shares and Class IS shares” in each fund’s Prospectus:

Class I shares and Class IS shares

You buy Class I shares and Class IS shares at net asset value with no initial sales charge and no contingent deferred sales charge when redeemed. Class I shares and Class IS shares are not subject to any distribution and/or service fees. However, if you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers pursuant to an agreement with LMIS, the Service Agent may charge you a commission in an amount determined and separately disclosed to you by the Service Agent. In order to purchase Class I shares or Class IS shares, individual investors must meet the eligibility criteria to invest in such shares or purchase such shares through a Service Agent who holds shares through an omnibus account held on the books of the fund.

6.	The following subsections titled “Class I shares” and “Class IS shares” in the section of each fund’s Prospectus titled “Retirement and Institutional Investors — eligible investors” or “Institutional Investors — eligible investors” (as applicable) are restated in their entirety as follows to disclose the effect of termination of an investor’s participation in a fee-based advisory or mutual fund wrap program:

Class I shares

Class I shares may be purchased by:

•	Institutional Investors who meet the $1,000,000 minimum initial investment requirement;

•	Individual investors investing directly with the fund who meet the $1,000,000 minimum initial investment requirement;

•	Retirement Plans with omnibus accounts held on the books of the fund,*

•	Certain rollover IRAs;*

•	Clients of Eligible Financial Intermediaries;

•	Investors investing through a Service Agent acting solely as agent on behalf of its customers pursuant to an agreement with LMIS; and

•	Other investors authorized by LMIS.

Investors who qualify as Clients of Eligible Financial Intermediaries or who participate in Eligible Investment Programs made available through their Service Agents (such as investors in fee-based advisory or mutual fund “wrap” programs) are eligible to purchase, directly or via exchange, Class I shares, among other share classes. In such cases your ability to hold Class I shares may be premised on your continuing participation in a fee-based advisory or mutual fund wrap program.

Your Service Agent may reserve the right to redeem your Class I shares or exchange them for Class A or Class A2 shares of the same fund, as applicable, if you terminate your fee-based advisory or mutual fund wrap program and are no longer eligible for Class I shares. You may be subject to an initial sales charge in connection with such exchange, and you will be subject to the annual distribution and/or service fee applicable to Class A and Class A2 shares. Any redemption may generate a taxable gain or loss and significantly change the asset allocation of your account. Please contact your Service Agent for more information.

*	The text marked with an “*” does not apply to those funds marked with an “*” on Schedule A.

Certain waivers of these requirements for individuals associated with the fund, Legg Mason or its affiliates are discussed in the SAI.

Class IS shares

Class IS shares may be purchased by accounts which are not subject to the payment of recordkeeping, account servicing, networking or similar fees by the fund to any intermediary. Class IS shares may be purchased by:

•	Retirement Plans with omnibus accounts held on the books of the fund (either at the plan level or at the level of the Service Agent);*

•	Certain rollover IRAs;*

•	Institutional Investors;

•	Clients of Eligible Financial Intermediaries (including Management Accounts);

•	Investors investing through a Service Agent acting solely as agent on behalf of its customers pursuant to an agreement with LMIS; and

•	Other investors authorized by LMIS.

Investors who qualify as Clients of Eligible Financial Intermediaries or who participate in Eligible Investment Programs made available through their financial intermediaries (such as investors in fee-based advisory or mutual fund “wrap” programs) are eligible to purchase, directly or via exchange, Class IS shares, among other share classes. In such cases your ability to hold Class IS shares may be premised on your continuing participation in a fee-based advisory or mutual fund wrap program.

Your Service Agent may reserve the right to redeem your Class IS shares or exchange them for Class A or Class A2 shares of the same fund, as applicable, if you terminate your fee-based advisory or mutual fund wrap program and are no longer eligible for Class IS shares. You may be subject to an initial sales charge in connection with such exchange and you will be subject to the annual distribution and/or service fee applicable to Class A and Class A2 shares. Any redemption may generate a taxable gain or loss and significantly change the asset allocation of your account. Please contact your Service Agent for more information.

*	The text marked with an “*” does not apply to those funds marked with an “*” on Schedule A.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON FUNDS TRUST
ClearBridge Real Estate Opportunities Fund	May 1, 2017

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge International Growth Fund	March 1, 2017
ClearBridge Small Cap Fund	March 1, 2017
ClearBridge Value Trust	March 1, 2017
Legg Mason BW Absolute Return Opportunities Fund	March 1, 2017
Legg Mason BW Alternative Credit Fund	March 1, 2017
Legg Mason BW Diversified Large Cap Value Fund	February 1, 2017
Legg Mason BW Dynamic Large Cap Value Fund	February 1, 2017
Legg Mason BW Global Flexible Income Fund	May 1, 2017
Legg Mason BW Global High Yield Fund	March 1, 2017
Legg Mason BW Global Opportunities Bond Fund	May 1, 2017
Legg Mason BW International Opportunities Bond Fund	May 1, 2017
Martin Currie Emerging Markets Fund	February 1, 2017
Martin Currie International Unconstrained Equity Fund	September 30, 2017
QS Global Market Neutral Fund	February 1, 2017
QS International Equity Fund	February 1, 2017
QS Strategic Real Return Fund	February 1, 2017
QS U.S. Small Capitalization Equity Fund	May 1, 2017
RARE Global Infrastructure Value Fund	February 1, 2017

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 28, 2016
ClearBridge All Cap Value Fund	February 1, 2017
ClearBridge Appreciation Fund	March 1, 2017
ClearBridge Dividend Strategy Fund	May 1, 2017
ClearBridge Energy MLP & Infrastructure Fund	March 1, 2017
ClearBridge Global Health Care Innovations Fund	March 31, 2017
ClearBridge International Small Cap Fund	February 1, 2017
ClearBridge International Value Fund	March 1, 2017
ClearBridge Large Cap Growth Fund	March 31, 2017
ClearBridge Large Cap Value Fund	March 1, 2017
ClearBridge Mid Cap Fund	March 1, 2017
ClearBridge Mid Cap Growth Fund	March 1, 2017
ClearBridge Select Fund	March 1, 2017
ClearBridge Small Cap Growth Fund	March 1, 2017
ClearBridge Small Cap Value Fund	February 1, 2017
ClearBridge Sustainability Leaders Fund	March 1, 2017
ClearBridge Tactical Dividend Income Fund	March 1, 2017
EnTrustPermal Alternative Core Fund	May 1, 2017
QS Conservative Growth Fund	June 1, 2017
QS Defensive Growth Fund	June 1, 2017
QS Global Dividend Fund	February 1, 2017
QS Global Equity Fund	March 1, 2017
QS Growth Fund	June 1, 2017
QS International Dividend Fund	February 1, 2017
QS Moderate Growth Fund	June 1, 2017
QS U.S. Large Cap Equity Fund	March 31, 2017

LEGG MASON PARTNERS INCOME TRUST
Western Asset Adjustable Rate Income Fund	September 30, 2017
Western Asset California Municipals Fund	June 30, 2017*
Western Asset Corporate Bond Fund	May 1, 2017

Fund	Date of Summary Prospectus and Prospectus
Western Asset Emerging Markets Debt Fund	June 30, 2017
Western Asset Global High Yield Bond Fund	May 1, 2017
Western Asset Global Strategic Income Fund	November 23, 2016
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2017*
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2017*
Western Asset Intermediate-Term Municipals Fund	August 1, 2017*
Western Asset Managed Municipals Fund	June 30, 2017*
Western Asset Massachusetts Municipals Fund	March 31, 2017*
Western Asset Mortgage Backed Securities Fund	May 1, 2017
Western Asset Municipal High Income Fund	November 23, 2016*
Western Asset New Jersey Municipals Fund	August 1, 2017*
Western Asset New York Municipals Fund	August 1, 2017*
Western Asset Oregon Municipals Fund	September 1, 2017*
Western Asset Pennsylvania Municipals Fund	August 1, 2017*
Western Asset Short Duration High Income Fund	November 23, 2016
Western Asset Short Duration Municipal Income Fund	June 30, 2017*
Western Asset Short-Term Bond Fund	May 1, 2017
Western Asset Short Term Yield Fund	November 23, 2016

WESTERN ASSET FUNDS, INC.
Western Asset Core Bond Fund	May 1, 2017
Western Asset Core Plus Bond Fund	May 1, 2017
Western Asset High Yield Fund	September 30, 2017
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2017
Western Asset Intermediate Bond Fund	September 30, 2017
Western Asset Macro Opportunities Fund	March 1, 2017
Western Asset Total Return Unconstrained Fund	September 30, 2017

Please retain this supplement for future reference.

LMFX411859

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